Dividends	12 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Dividents [Text Block]
Note 20 – Dividends
	September 30
	2012
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.12	November 16, 2011	December 14, 2011	$2,091
Dividend $0.12	February 8, 2012	March 7, 2012	2,091
Dividend $0.06	May 10, 2012	June 7, 2012	1,039
Dividend $0.06	August 10, 2012	September 7, 2012	1,048
			$6,269

	September 30
	2011
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.10	December 6, 2010	December 21, 2010	$1,710
Dividend $0.12	February 7, 2011	February 21, 2011	2,062
Dividend $0.12	May 9, 2011	May 24, 2011	2,084
Dividend $0.12	August 10, 2011	August 25, 2011	2,073
			$7,929

	September 30
	2010
	Declared effective	Paid to shareholders	Total

Dividend $0.14	September 9, 2009	September 24, 2009	$2,342
Dividend $0.10	October 28, 2009	November 26, 2009	1,676
Dividend $0.10	February 10, 2010	February 25, 2010	1,694
Dividend $0.10	May 11, 2010	May 26, 2010	1,701
Dividend $0.10	August 11, 2010	August 26, 2010	1,707
			$9,120

The Company reviews its dividend distribution policy on a quarterly basis, evaluating its financial position, profitability, cash flow and other factors the Board of Directors considers relevant.

The ability to declare and pay dividends is subject to compliance with a restricted payment covenant stipulated in the Indenture governing the Notes. The Company remains in compliance with all covenants under this Indenture.